Professionally Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741

December 29, 2014

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	ProfessionallyManaged Portfolios (the “Trust”) File Nos.: 33-12213 and 811-05037

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, Rothschild U.S. Large-Cap Core Fund, Rothschild U.S. Large-Cap Value Fund, Rothschild U.S. Small/Mid-Cap Core Fund, Rothschild U.S. Small-Cap Core Fund, Rothschild U.S. Small-Cap Value Fund and Rothschild U.S. Small-Cap Growth Fund (the “Funds”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Fund dated December 22, 2014, and filed electronically as Post-Effective Amendment No. 600 to the Fund’s Registration Statement on Form N-1A on December 22, 2014.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.
President and Secretary of the Trust